Document and Entity Information	May 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 13, 2025
Entity Registrant Name	BOXLIGHT CORPORATION
Entity File Number	001-37564
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	36-4794936
Entity Address, Address Line One	2750 Premiere Parkway, Ste. 900
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	678
Local Phone Number	367-0809
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock $0.0001 per share
Trading Symbol	BOX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001624512
Amendment Flag	false